SHORT-TERM AND LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2013
Long-term Debt, by Current and Noncurrent [Abstract]
Schedule of short-term and long-term debt

(in thousands of $)	2013	2012
Short-term and long-term debt:
8.5% Senior Notes due 2013	—	247,766
Norwegian kroner 500 million senior unsecured floating rate bonds due 2014	71,854	78,505
3.75% senior unsecured convertible bonds due 2016	125,000	125,000
Norwegian kroner 600 million senior unsecured floating rate bonds due 2017	92,843	107,910
3.25% senior unsecured convertible bonds due 2018	350,000	—
U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2021	1,097,182	1,272,019
	1,736,879	1,831,200
Less: short-term debt and current portion of long-term debt	(389,888)	(157,689)
	1,346,991	1,673,511

Schedule of maturities of debt
The outstanding debt as of December 31, 2013, is repayable as follows:

(in thousands of $) Year ending December 31
2014	389,888
2015	223,850
2016	184,505
2017	173,717
2018	474,680
Thereafter	290,239
Total debt	1,736,879